Janus Henderson Short Duration Flexible Bond Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 33.5%
208 Park Avenue Mortgage Trust 2017-280P,
ICE LIBOR USD 1 Month + 0.8800%, 1.1870%, 9/15/34 (144A)‡	$4,021,000	$4,003,418
ACC Auto Trust 2021-A A, 1.0800%, 4/15/27 (144A)	837,541	827,185
ACC Trust 2021-1 A, 0.7400%, 11/20/23 (144A)	641,478	640,316
Affirm Asset Securitization Trust 2021-A A, 0.8800%, 8/15/25 (144A)	1,370,000	1,352,357
Affirm Asset Securitization Trust 2021-B A, 1.0300%, 8/17/26 (144A)	1,402,000	1,299,257
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	287,975	282,964
Angel Oak Mortgage Trust I LLC 2019-6,
ICE LIBOR USD 12 Month + 0.9500%, 2.6200%, 11/25/59 (144A)‡	237,334	237,334
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46 (144A)	909,307	866,633
Atalaya Equipment Leasing Fund I LP 2021-1A A2, 1.2300%, 5/15/26 (144A)	1,452,000	1,425,978
Barclays Comercial Mortgage Securities LLC 2017-DELC,
ICE LIBOR USD 1 Month + 0.8500%, 1.2466%, 8/15/36 (144A)‡	874,000	865,305
BVRT Financing Trust 2021-CRT1 M2, 2.5711%, 1/10/33‡	235,567	232,703
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 0.9200%, 1.3170%, 10/15/36 (144A)‡	3,302,746	3,286,474
BX Commercial Mortgage Trust 2020-FOX A,
ICE LIBOR USD 1 Month + 1.0000%, 1.3970%, 11/15/32 (144A)‡	2,847,395	2,821,818
BX Commercial Mortgage Trust 2020-FOX B,
ICE LIBOR USD 1 Month + 1.3500%, 1.7470%, 11/15/32 (144A)‡	496,677	491,375
BX Commercial Mortgage Trust 2020-FOX C,
ICE LIBOR USD 1 Month + 1.5500%, 1.9470%, 11/15/32 (144A)‡	413,759	409,136
BX Commercial Mortgage Trust 2021-21M A,
ICE LIBOR USD 1 Month + 0.7300%, 1.1270%, 10/15/36 (144A)‡	2,508,000	2,447,003
BX Commercial Mortgage Trust 2021-LBA AJV,
ICE LIBOR USD 1 Month + 0.8000%, 1.1970%, 2/15/36 (144A)‡	1,598,000	1,563,932
BX Commercial Mortgage Trust 2021-LBA AV,
ICE LIBOR USD 1 Month + 0.8000%, 1.1970%, 2/15/36 (144A)‡	1,817,000	1,778,420
BX Commercial Mortgage Trust 2021-VOLT F,
ICE LIBOR USD 1 Month + 2.4000%, 2.7966%, 9/15/36 (144A)‡	3,235,000	3,126,505
Carvana Auto Receivables Trust 2021-P4 A2, 0.8200%, 4/10/25	1,556,000	1,539,004
CBAM CLO Management 2019-11RA A2,
ICE LIBOR USD 3 Month + 1.5000%, 0%, 1/20/35 (144A)‡	4,325,000	4,290,582
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	2,221,256	2,077,320
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	815,007	746,126
Chase Auto Credit Linked Notes 2020-1 B, 0.9910%, 1/25/28 (144A)	1,855,070	1,842,831
Chase Auto Credit Linked Notes 2020-2 B, 0.8400%, 2/25/28 (144A)	954,056	943,343
Chase Auto Credit Linked Notes 2021-1 B, 0.8750%, 9/25/28 (144A)	1,846,414	1,817,389
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28 (144A)	1,417,269	1,389,365
Chesapeake Funding II LLC 2019-2A, 2.7100%, 9/15/31 (144A)	2,858,000	2,849,206
CIFC Funding Ltd 2016-1A BRR,
ICE LIBOR USD 3 Month + 1.7000%, 1.8265%, 10/21/31 (144A)‡	1,278,000	1,268,029
CIFC Funding Ltd 2021-7A B,
ICE LIBOR USD 3 Month + 1.6000%, 0%, 1/23/35 (144A)‡	1,432,000	1,414,169
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	1,643,904	1,597,098
Cold Storage Trust 2020-ICE5 A,
ICE LIBOR USD 1 Month + 0.9000%, 1.2966%, 11/15/37 (144A)‡	3,282,205	3,239,510
Cold Storage Trust 2020-ICE5 B,
ICE LIBOR USD 1 Month + 1.3000%, 1.6966%, 11/15/37 (144A)‡	1,683,863	1,659,050
Cold Storage Trust 2020-ICE5 C,
ICE LIBOR USD 1 Month + 1.6500%, 2.0466%, 11/15/37 (144A)‡	1,690,744	1,668,123
COLEM Mortgage Trust 2022-HLNE A, 2.5430%, 4/12/42 (144A)‡	4,914,000	4,637,172
Conn Funding II LP 2021-A A, 1.0500%, 5/15/26 (144A)	1,114,331	1,104,014
Connecticut Avenue Securities Trust 2015-C01 1M2,
ICE LIBOR USD 1 Month + 4.3000%, 4.7566%, 2/25/25‡	741,649	747,164
Connecticut Avenue Securities Trust 2017-C01,
ICE LIBOR USD 1 Month + 3.5500%, 4.0066%, 7/25/29‡	1,068,042	1,086,052
Connecticut Avenue Securities Trust 2017-C05 1M2,
ICE LIBOR USD 1 Month + 2.2000%, 2.6566%, 1/25/30‡	1,261,012	1,269,251
Connecticut Avenue Securities Trust 2017-C07 1M2,
ICE LIBOR USD 1 Month + 2.4000%, 2.8566%, 5/25/30‡	4,158,000	4,163,661
Connecticut Avenue Securities Trust 2018-R07,
ICE LIBOR USD 1 Month + 2.4000%, 2.8566%, 4/25/31 (144A)‡	153,628	153,537
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 2.7566%, 8/25/31 (144A)‡	104,550	104,389
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 2.6066%, 9/25/31 (144A)‡	1,349,381	1,348,970
Connecticut Avenue Securities Trust 2019-R04,
ICE LIBOR USD 1 Month + 2.1000%, 2.5566%, 6/25/39 (144A)‡	44,199	44,199

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 2.0000%, 2.4566%, 7/25/39 (144A)‡	$3,376	$3,376
Connecticut Avenue Securities Trust 2019-R06,
ICE LIBOR USD 1 Month + 2.1000%, 2.5566%, 9/25/39 (144A)‡	1,183,195	1,182,520
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 2.5566%, 10/25/39 (144A)‡	10,424	10,425
Connecticut Avenue Securities Trust 2021-R02 2M2,
US 30 Day Average SOFR + 2.0000%, 2.0990%, 11/25/41 (144A)‡	3,397,000	3,184,224
Connecticut Avenue Securities Trust 2021-R03 1M2,
US 30 Day Average SOFR + 1.6500%, 1.7490%, 12/25/41 (144A)‡	1,248,000	1,174,403
Connecticut Avenue Securities Trust 2022-R01 1B1,
US 30 Day Average SOFR + 3.1500%, 3.2490%, 12/25/41 (144A)‡	2,315,000	2,139,397
Connecticut Avenue Securities Trust 2022-R01 1M2,
US 30 Day Average SOFR + 1.9000%, 1.9990%, 12/25/41 (144A)‡	2,611,000	2,482,781
Connecticut Avenue Securities Trust 2022-R03 1M1,
US 30 Day Average SOFR + 2.1000%, 2.1500%, 3/25/42 (144A)‡	3,120,000	3,125,324
Cosmopolitan Hotel Trust 2017,
ICE LIBOR USD 1 Month + 0.9300%, 1.3266%, 11/15/36 (144A)‡	1,610,173	1,607,407
Cosmopolitan Hotel Trust 2017,
ICE LIBOR USD 1 Month + 3.0000%, 3.3966%, 11/15/36 (144A)‡	3,041,000	3,016,297
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
ICE LIBOR USD 1 Month + 0.9800%, 1.3770%, 5/15/36 (144A)‡	4,234,000	4,204,274
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
ICE LIBOR USD 1 Month + 1.4300%, 1.8270%, 5/15/36 (144A)‡	4,106,000	4,066,097
Credit Suisse Commercial Mortgage Trust 2020-UNFI,
ICE LIBOR USD 1 Month + 3.6682%, 4.1682%, 12/15/22 (144A)‡	4,000,000	3,966,854
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
ICE LIBOR USD 1 Month + 3.9693%, 4.3663%, 4/15/23 (144A)‡	1,731,188	1,682,631
DB Master Finance LLC 2017-1A A2II, 4.0300%, 11/20/47 (144A)	4,919,040	4,906,777
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49 (144A)	2,114,000	1,914,100
Diamond Resorts Owner Trust 2021-1A A, 1.5100%, 11/21/33 (144A)	1,045,029	1,002,974
Donlen Fleet Lease Funding 2021-2 B, 0.9800%, 12/11/34 (144A)	1,572,000	1,507,087
Donlen Fleet Lease Funding 2021-2 C, 1.2000%, 12/11/34 (144A)	1,471,000	1,391,592
Drive Auto Receivables Trust 2020-1, 2.7000%, 5/17/27	2,511,000	2,504,014
DROP Mortgage Trust 2021-FILE A,
ICE LIBOR USD 1 Month + 1.1500%, 1.5500%, 4/15/26 (144A)‡	3,929,000	3,889,486
Eagle Re Ltd, ICE LIBOR USD 1 Month + 0.9000%, 1.3566%, 1/25/30 (144A)‡	7,978,000	7,920,123
Exeter Automobile Receivables Trust 2019-1, 5.2000%, 1/15/26 (144A)	2,895,000	2,927,577
Exeter Automobile Receivables Trust 2020-1A C, 2.4900%, 1/15/25 (144A)	1,425,672	1,427,546
Exeter Automobile Receivables Trust 2020-2A E, 7.1900%, 9/15/27 (144A)	2,687,000	2,794,509
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	1,081,000	1,039,753
Extended Stay America Trust 2021-ESH A,
ICE LIBOR USD 1 Month + 1.0800%, 1.4770%, 7/15/38 (144A)‡	2,639,754	2,608,153
Extended Stay America Trust 2021-ESH B,
ICE LIBOR USD 1 Month + 1.3800%, 1.7770%, 7/15/38 (144A)‡	717,584	708,022
Extended Stay America Trust 2021-ESH E,
ICE LIBOR USD 1 Month + 2.8500%, 3.2470%, 7/15/38 (144A)‡	3,366,282	3,308,989
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.0000%, 5.4566%, 7/25/25‡	254,121	260,904
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.7000%, 6.1566%, 4/25/28‡	541,185	578,094
First Investors Auto Owner Trust 2022-1A A, 2.0300%, 1/15/27 (144A)	4,538,825	4,481,124
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51 (144A)‡	5,918,575	5,619,775
Foursight Capital Auto Receivables Trust 2021-1 B, 0.8700%, 1/15/26 (144A)	2,960,000	2,858,836
Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA4 M2,
ICE LIBOR USD 1 Month + 1.9500%, 2.4066%, 10/25/49 (144A)‡	636,952	636,173
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M1,
US 30 Day Average SOFR + 0.9000%, 0.9990%, 12/25/50 (144A)‡	148,355	147,791
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M2,
US 30 Day Average SOFR + 2.0000%, 2.0990%, 12/25/50 (144A)‡	1,707,000	1,691,233
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA2 M2,
ICE LIBOR USD 1 Month + 3.1000%, 3.5566%, 3/25/50 (144A)‡	3,217,007	3,229,828
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2,
US 30 Day Average SOFR + 2.6000%, 2.6990%, 11/25/50 (144A)‡	2,180,272	2,179,353
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 2.3990%, 8/25/33 (144A)‡	844,000	831,904
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 2.3490%, 8/25/33 (144A)‡	907,000	869,482
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA2 M2,
US 30 Day Average SOFR + 2.0500%, 2.1490%, 12/25/33 (144A)‡	3,482,000	3,280,339
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A,
US 30 Day Average SOFR + 2.1000%, 2.1500%, 3/25/42 (144A)‡	1,455,000	1,456,432
FREED ABS Trust 2021-3FP B, 1.0100%, 11/20/28 (144A)	4,226,000	4,074,385
FREED ABS Trust 2022-2CP B, 4.4900%, 5/18/29 (144A)	6,317,000	6,320,777
GCAT 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	5,202,237	4,940,606

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
GLS Auto Receivables Issuer Trust 2020-4A B, 0.8700%, 12/16/24 (144A)	$2,482,000	$2,473,983
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.0340%, 1.4310%, 12/15/36 (144A)‡	5,929,000	5,852,812
Hewlett-Packard Financial Services Company Trust 2020-1A C,
2.0300%, 2/20/30 (144A)	800,000	796,749
Hewlett-Packard Financial Services Company Trust 2020-1A D,
2.2600%, 2/20/30 (144A)	800,000	794,996
Hilton Grand Vacations Trust 2020-AA, 2.7400%, 2/25/39 (144A)	2,464,390	2,404,258
JP Morgan Mortgage Trust 2019-LTV2, 3.5000%, 12/25/49 (144A)‡	142,803	142,904
KNDL Mortgage Trust 2019-KNSQ A,
ICE LIBOR USD 1 Month + 0.8000%, 1.1970%, 5/15/36 (144A)‡	3,838,000	3,807,772
LAD Auto Receivables Trust 2021-1A A, 1.3000%, 8/17/26 (144A)	1,323,945	1,297,319
Lanark Master Issuer PLC, 2.2770%, 12/22/69 (144A)‡	3,829,000	3,826,052
Lendbuzz Securitization Trust 2021-1A A, 1.4600%, 6/15/26 (144A)	1,740,729	1,702,213
LendingPoint Asset Securitization Trust 2021-A A, 1.0000%, 12/15/28 (144A)	2,300,662	2,274,915
LendingPoint Asset Securitization Trust 2021-B A, 1.1100%, 2/15/29 (144A)	2,763,680	2,724,287
LendingPoint Asset Securitization Trust 2022-A A, 1.6800%, 6/15/29 (144A)	4,099,337	4,055,515
Life Financial Services Trust 2021-BMR A,
ICE LIBOR USD 1 Month + 0.7000%, 1.0970%, 3/15/38 (144A)‡	4,147,151	4,056,934
Life Financial Services Trust 2021-BMR C,
ICE LIBOR USD 1 Month + 1.1000%, 1.4970%, 3/15/38 (144A)‡	1,980,685	1,911,996
LUXE Commercial Mortgage Trust 2021-TRIP A,
ICE LIBOR USD 1 Month + 1.0500%, 1.4470%, 10/15/38 (144A)‡	2,117,000	2,073,770
Marlette Funding Trust 2021-3A A, 0.6500%, 12/15/31 (144A)	3,077,438	3,030,614
MED Trust 2021-MDLN C,
ICE LIBOR USD 1 Month + 1.8000%, 2.1970%, 11/15/38 (144A)‡	587,000	574,885
MED Trust 2021-MDLN D,
ICE LIBOR USD 1 Month + 2.0000%, 2.3970%, 11/15/38 (144A)‡	596,000	581,780
MED Trust 2021-MDLN E,
ICE LIBOR USD 1 Month + 3.1500%, 3.5470%, 11/15/38 (144A)‡	2,647,000	2,578,387
MED Trust 2021-MDLN F,
ICE LIBOR USD 1 Month + 4.0000%, 4.3970%, 11/15/38 (144A)‡	1,665,000	1,624,069
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11,
US 30 Day Average SOFR + 0.9500%, 1.0490%, 10/25/51 (144A)‡	1,868,122	1,855,380
Mello Mortgage Capital Acceptance Trust 2021-INV4 A3,
2.5000%, 12/25/51 (144A)‡	1,951,447	1,801,646
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2,
3.0000%, 3/25/52 (144A)‡	3,517,371	3,336,969
Mercury Financial Credit Card Master Trust 2021-1A A,
1.5400%, 3/20/26 (144A)	1,890,000	1,852,958
MHC Commercial Mortgage Trust 2021-MHC A,
ICE LIBOR USD 1 Month + 0.8010%, 1.1980%, 4/15/38 (144A)‡	3,727,956	3,669,055
MHC Commercial Mortgage Trust 2021-MHC C,
ICE LIBOR USD 1 Month + 1.3510%, 1.7480%, 4/15/38 (144A)‡	1,797,068	1,763,100
Neuberger Berman CLO Ltd 2019-33A BR,
ICE LIBOR USD 3 Month + 1.6000%, 1.7223%, 10/16/33 (144A)‡	3,800,000	3,775,106
Newday Funding Master Issuer PLC 2021-1A A2,
SOFR + 1.1000%, 1.1496%, 3/15/29 (144A)‡	1,293,000	1,292,907
Newday Funding Master Issuer PLC 2021-2A A2,
SOFR + 0.9500%, 1.0000%, 7/15/29 (144A)‡	1,846,000	1,845,251
NMEF Funding LLC 2022-A A2, 2.5800%, 10/16/28 (144A)	3,531,000	3,482,917
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	512,623	498,951
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26 (144A)	1,427,684	1,349,809
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	1,419,215	1,366,449
Oasis Securitisation 2021-2A A, 2.1430%, 10/15/33 (144A)	2,502,209	2,475,492
Oceanview Mortgage Trust 2021-4 A11,
US 30 Day Average SOFR + 0.8500%, 0.9490%, 10/25/51 (144A)‡	2,077,063	2,047,300
Oceanview Mortgage Trust 2021-5 AF,
US 30 Day Average SOFR + 0.8500%, 0.8987%, 11/25/51 (144A)‡	2,016,243	1,992,406
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51 (144A)‡	2,087,963	1,978,599
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51 (144A)‡	4,159,393	3,950,209
OCP CLO Ltd 2015-10A BR2,
ICE LIBOR USD 3 Month + 1.6500%, 1.7831%, 1/26/34 (144A)‡	2,686,000	2,651,692
Octagon Investment Partners 48 Ltd 2020-3A BR,
ICE LIBOR USD 3 Month + 1.6000%, 1.7269%, 10/20/34 (144A)‡	527,000	517,937
Ondeck Asset Securitization Trust LLC 2021-1A A, 1.5900%, 5/17/27 (144A)	1,807,000	1,713,307
Onslow Bay Financial LLC 2021-INV3 A3, 2.5000%, 10/25/51 (144A)‡	3,081,890	2,837,863
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	4,188,197	3,977,564
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51 (144A)‡	1,776,302	1,671,381
Oscar US Funding Trust 2021-1A A3, 0.7000%, 4/10/25 (144A)	2,188,000	2,123,761
OSCAR US Funding Trust VII LLC, 2.7600%, 12/10/24 (144A)	876,290	876,411
Pagaya AI Debt Selection Trust 2022-1 A, 2.0300%, 10/15/29 (144A)	1,361,000	1,336,075

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Palmer Square Loan Funding 2020-1A A2,
ICE LIBOR USD 3 Month + 1.3500%, 1.8296%, 2/20/28 (144A)‡	$3,093,334	$3,066,982
Pawnee Equipment Receivables 2021-1 A2, 1.1000%, 7/15/27 (144A)	3,923,000	3,796,791
Prestige Auto Receivables Trust 2018-1, 3.7500%, 10/15/24 (144A)	449,849	450,481
Preston Ridge Partners Mortgage Trust 2021-10 A1, 2.4870%, 10/25/26 (144A)Ç	2,210,629	2,142,663
Preston Ridge Partners Mortgage Trust 2021-9 A1, 2.3630%, 10/25/26 (144A)‡	2,272,393	2,191,925
Provident Funding Mortgage Trust 2021-INV1 A1, 2.5000%, 8/25/51 (144A)‡	1,697,977	1,563,168
Santander Bank Auto Credit-Linked Notes 2021-1A C, 3.2680%, 12/15/31 (144A)	1,291,980	1,269,131
Santander Consumer Auto Receivables Trust 2020-AA, 1.3700%, 10/15/24 (144A)	227,438	227,288
Santander Drive Auto Receivables Trust 2018-2, 5.0200%, 9/15/25	2,594,000	2,606,571
Santander Drive Auto Receivables Trust 2021-1 D, 1.1300%, 11/16/26	4,581,000	4,379,275
Santander Prime Auto Issuance Notes Trust 2018-A, 5.0400%, 9/15/25 (144A)	945,014	954,344
Sierra Receivables Funding Co LLC 2021-1A A, 0.9900%, 11/20/37 (144A)	1,673,573	1,628,694
Silverstone Master Issuer PLC,
ICE LIBOR USD 3 Month + 0.3900%, 0.6451%, 1/21/70 (144A)‡	2,230,480	2,230,427
SoFi Professional Loan Program 2020-C Trust, 1.9500%, 2/15/46 (144A)	2,177,566	2,132,177
SREIT Trust 2021-FLWR D,
ICE LIBOR USD 1 Month + 1.3750%, 1.7720%, 7/15/36 (144A)‡	2,543,000	2,455,255
Tesla Auto Lease Trust 2020-A, 4.6400%, 8/20/24 (144A)	2,650,000	2,677,245
Tesla Auto Lease Trust 2021-B A3, 0.6000%, 9/22/25 (144A)	1,050,000	999,576
Tesla Auto Lease Trust 2021-B B, 0.9100%, 9/22/25 (144A)	538,000	507,979
Theorem Funding Trust 2021-1A A, 1.2100%, 12/15/27 (144A)	1,605,736	1,580,708
TPI Re-Remic Trust 2022-FRR1 AK33, 0%, 7/25/46 (144A)◊	994,000	945,531
TPI Re-Remic Trust 2022-FRR1 AK34, 0%, 7/25/46 (144A)◊	819,000	779,064
TPI Re-Remic Trust 2022-FRR1 AK35, 0%, 8/25/46 (144A)◊	1,109,000	1,051,210
TTAN 2021-MHC A, ICE LIBOR USD 1 Month + 0.8500%, 1.2470%, 3/15/38 (144A)‡	1,678,508	1,655,416
UNIFY Auto Receivables Trust 2021-1A A4, 0.9800%, 7/15/26 (144A)	2,930,000	2,880,671
United Wholesale Mortgage LLC 2021-INV4 A3, 2.5000%, 12/25/51 (144A)‡	1,518,487	1,403,623
Upstart Securitization Trust 2020-3 A, 1.7020%, 11/20/30 (144A)	655,016	652,846
Upstart Securitization Trust 2021-1 A, 0.8700%, 3/20/31 (144A)	556,683	548,041
Upstart Securitization Trust 2021-3 A, 0.8300%, 7/20/31 (144A)	2,019,216	1,983,226
Upstart Securitization Trust 2021-4 A, 0.8400%, 9/20/31 (144A)	2,776,166	2,699,327
Upstart Securitization Trust 2021-5 A, 1.3100%, 11/20/31 (144A)	863,771	841,215
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32 (144A)	4,949,000	4,912,131
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	2,652,000	2,459,486
VASA Trust 2021-VASA A,
ICE LIBOR USD 1 Month + 0.9000%, 1.2970%, 7/15/39 (144A)‡	1,260,000	1,233,127
Verizon Owner Trust 2019-C, 2.0600%, 4/22/24	8,417,000	8,389,591
Verus Securitization Trust 2020-1, 2.6420%, 1/25/60 (144A)Ç	4,450,974	4,414,969
VMC Finance LLC 2021-HT1 A,
ICE LIBOR USD 1 Month + 1.6500%, 1.7870%, 1/18/37 (144A)‡	1,626,295	1,593,769
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36 (144A)	830,519	809,160
Woodward Capital Management 2021-3 A21,
US 30 Day Average SOFR + 0.8000%, 0.8487%, 7/25/51 (144A)‡	1,329,820	1,309,742
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $378,926,870)		370,160,945
Bank Loans and Mezzanine Loans– 0.3%
Capital Goods – 0.3%
Zurn Holdings Inc, ICE LIBOR USD 1 Month + 2.2500%, 2.7500%, 10/4/28‡((cost $3,256,524)	3,264,116	3,242,344
Corporate Bonds– 32.6%
Banking – 8.0%
Banco Santander SA,
US Treasury Yield Curve Rate 1 Year + 2.0000%, 4.1750%, 3/24/28‡	8,400,000	8,442,604
Bank of America Corp, 4.0000%, 1/22/25	9,491,000	9,664,778
Bank of New York Mellon Corp,
US Treasury Yield Curve Rate 5 Year + 4.3580%, 4.7000%‡,µ	5,759,000	5,897,216
BNP Paribas SA, ICE LIBOR USD 3 Month + 2.2350%, 4.7050%, 1/10/25 (144A)‡	3,253,000	3,321,317
BNP Paribas SA, ICE LIBOR USD 3 Month + 1.1110%, 2.8190%, 11/19/25 (144A)‡	2,267,000	2,213,406
BNP Paribas SA, USD SWAP SEMI 30/360 5YR + 5.1500%, 7.3750% (144A)‡,µ	5,148,000	5,546,970
Citigroup Inc, 4.4000%, 6/10/25	5,577,000	5,737,047
Deutsche Bank AG / New York, 0.9620%, 11/8/23	3,030,000	2,937,642
Goldman Sachs Group Inc, SOFR + 0.5380%, 0.6270%, 11/17/23‡	5,881,000	5,806,237
Goldman Sachs Group Inc, SOFR + 1.1140%, 2.6400%, 2/24/28‡	3,571,000	3,414,329
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 3.7800%, 6.7500%‡,µ	5,657,000	5,903,419
Morgan Stanley, 4.1000%, 5/22/23	8,673,000	8,828,500
Morgan Stanley, ICE LIBOR USD 3 Month + 0.8470%, 3.7370%, 4/24/24‡	5,133,000	5,183,794
SVB Financial Group,
US Treasury Yield Curve Rate 5 Year + 3.0740%, 4.2500%‡,µ	7,497,000	6,934,725
UBS Group AG, USD SWAP SEMI 30/360 5YR + 4.3440%, 7.0000% (144A)‡,µ	5,447,000	5,682,910
Wells Fargo & Co, SOFR + 1.5100%, 3.5260%, 3/24/28‡	3,116,000	3,109,742
		88,624,636
Basic Industry – 1.1%
Novelis Corp, 3.2500%, 11/15/26 (144A)	4,224,000	4,035,103

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Basic Industry– (continued)
Tronox Inc, 6.5000%, 5/1/25 (144A)	$2,138,000	$2,211,440
Univar Solutions USA Inc, 5.1250%, 12/1/27 (144A)	1,692,000	1,690,384
W R Grace Holdings LLC, 5.6250%, 10/1/24 (144A)	3,946,000	3,998,087
		11,935,014
Brokerage – 1.0%
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 4.9710%, 5.3750%‡,µ	10,603,000	10,921,090
Capital Goods – 1.4%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
4.1250%, 8/15/26 (144A)	8,937,000	8,610,129
GFL Environmental Inc, 3.7500%, 8/1/25 (144A)	3,989,000	3,916,001
TransDigm Inc, 8.0000%, 12/15/25 (144A)	2,724,000	2,848,705
		15,374,835
Communications – 2.2%
CenturyLink Inc, 7.5000%, 4/1/24	1,450,000	1,526,473
CenturyLink Inc, 5.6250%, 4/1/25	1,053,000	1,060,898
Netflix Inc, 3.6250%, 6/15/25 (144A)	9,694,000	9,746,445
Sprint Communications Inc, 6.0000%, 11/15/22	3,817,000	3,902,806
Sprint Corp, 7.8750%, 9/15/23	2,254,000	2,394,875
T-Mobile USA Inc, 2.2500%, 2/15/26	2,834,000	2,670,478
T-Mobile USA Inc, 2.2500%, 2/15/26 (144A)	2,864,000	2,698,747
		24,000,722
Consumer Cyclical – 2.6%
Colt Merger Sub Inc, 5.7500%, 7/1/25 (144A)	2,695,000	2,750,477
GLP Capital LP / GLP Financing II Inc, 3.3500%, 9/1/24	5,795,000	5,759,274
International Game Technology PLC, 6.5000%, 2/15/25 (144A)	2,189,000	2,295,506
International Game Technology PLC, 4.1250%, 4/15/26 (144A)	1,766,000	1,743,925
IRB Holding Corp, 7.0000%, 6/15/25 (144A)	1,596,000	1,659,840
Lowe's Cos Inc, 3.3500%, 4/1/27	916,000	921,355
Vail Resorts Inc, 6.2500%, 5/15/25 (144A)	3,139,000	3,242,210
VICI Properties LP / VICI Note Co Inc, 3.5000%, 2/15/25 (144A)	8,868,000	8,737,197
Wyndham Destinations Inc, 5.6500%, 4/1/24	1,763,000	1,825,992
		28,935,776
Consumer Non-Cyclical – 3.8%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
3.5000%, 2/15/23 (144A)	5,132,000	5,132,000
Brunswick Corp, 0.8500%, 8/18/24#	6,078,000	5,745,615
Elanco Animal Health Inc, 5.7720%, 8/28/23	5,694,000	5,879,055
HCA Inc, 5.8750%, 5/1/23#	7,370,000	7,618,738
HCA Inc, 5.3750%, 2/1/25	1,308,000	1,360,974
HCA Inc, 5.8750%, 2/15/26	684,000	727,441
Horizon Pharma USA Inc, 5.5000%, 8/1/27 (144A)	2,095,000	2,147,417
Indigo Merger Sub Inc, 2.8750%, 7/15/26 (144A)	6,630,000	6,308,843
JBS Finance Luxembourg Sarl, 2.5000%, 1/15/27 (144A)	4,222,000	3,921,225
Providence Service Corp, 5.8750%, 11/15/25 (144A)	1,734,000	1,750,785
Tenet Healthcare Corp, 4.6250%, 7/15/24	712,000	715,062
Teva Pharmaceutical Industries Ltd, 4.7500%, 5/9/27	619,000	594,209
		41,901,364
Electric – 0.5%
Algonquin Power & Utilities Corp,
US Treasury Yield Curve Rate 5 Year + 3.2490%, 4.7500%, 1/18/82‡	4,481,000	4,178,084
NextEra Energy Operating Partners LP, 4.2500%, 7/15/24 (144A)	1,229,000	1,243,742
		5,421,826
Energy – 0.9%
EQT Corp, 3.1250%, 5/15/26 (144A)	8,555,000	8,309,215
Targa Resources Partners LP / Targa Resources Partners Finance Corp,
6.5000%, 7/15/27	1,643,000	1,728,650
		10,037,865
Finance Companies – 6.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
1.6500%, 10/29/24	6,559,000	6,194,379
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
2.4500%, 10/29/26	13,077,000	12,095,602
Air Lease Corp, 0.8000%, 8/18/24	3,072,000	2,893,152
Air Lease Corp, 1.8750%, 8/15/26	3,147,000	2,899,049
Ares Capital Corp, 2.8750%, 6/15/27	4,880,000	4,439,724
Avolon Holdings Funding Ltd, 4.2500%, 4/15/26 (144A)	2,351,000	2,318,450
Avolon Holdings Funding Ltd, 2.1250%, 2/21/26 (144A)	3,354,000	3,062,310
Blackstone Private Credit Fund, 4.7000%, 3/24/25 (144A)	5,609,000	5,690,870
Castlelake Aviation Finance DAC, 5.0000%, 4/15/27 (144A)	2,999,000	2,676,608
OneMain Finance Corp, 3.5000%, 1/15/27	2,473,000	2,287,525
Owl Rock Capital Corp, 3.1250%, 4/13/27 (144A)	4,908,000	4,341,599

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Finance Companies– (continued)
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
2.8750%, 10/15/26 (144A)	$7,856,000	$7,212,947
SLM Corp, 3.1250%, 11/2/26#	5,551,000	5,148,553
Springleaf Finance Corp, 6.8750%, 3/15/25	2,071,000	2,177,698
Springleaf Finance Corp, 8.8750%, 6/1/25	2,825,000	2,976,270
		66,414,736
Government Sponsored – 0.3%
DAE Funding LLC, 1.5500%, 8/1/24 (144A)	1,642,000	1,550,876
NOVA Chemicals Corp, 4.8750%, 6/1/24 (144A)	1,707,000	1,726,195
		3,277,071
Insurance – 0.8%
Athene Global Funding, 1.7160%, 1/7/25 (144A)	6,009,000	5,726,445
Corebridge Financial Inc, 3.5000%, 4/4/25 (144A)	2,625,000	2,622,926
		8,349,371
Real Estate Investment Trusts (REITs) – 0.6%
HAT Holdings I LLC / HAT Holdings II LLC, 3.3750%, 6/15/26 (144A)	4,371,000	4,152,450
Starwood Property Trust Inc, 3.7500%, 12/31/24 (144A)	2,946,000	2,857,620
		7,010,070
Technology – 3.4%
Broadcom Inc, 3.4590%, 9/15/26	12,701,000	12,660,895
Microchip Technology Inc, 2.6700%, 9/1/23	5,655,000	5,636,060
Microchip Technology Inc, 4.2500%, 9/1/25	2,385,000	2,413,467
Qorvo Inc, 1.7500%, 12/15/24 (144A)#	3,936,000	3,754,432
S&P Global Inc, 2.4500%, 3/1/27 (144A)	5,769,000	5,613,016
SK Hynix Inc, 1.0000%, 1/19/24 (144A)	6,587,000	6,323,235
Switch Inc, 3.7500%, 9/15/28 (144A)	1,718,000	1,666,022
		38,067,127
Total Corporate Bonds (cost $372,200,435)		360,271,503
Mortgage-Backed Securities– 4.0%
Fannie Mae:
3.0000%, TBA, 30 Year Maturity	7,660,827	7,490,826
3.5000%, TBA, 30 Year Maturity	18,396,977	18,421,997
		25,912,823
Fannie Mae Pool:
2.5000%, 3/1/52	3,688,126	3,530,616
2.5000%, 3/1/52	3,536,382	3,386,744
2.5000%, 3/1/52	1,315,486	1,261,612
3.0000%, 3/1/52	6,199,177	6,067,244
3.0000%, 3/1/52	1,452,159	1,426,594
3.0000%, 4/1/52	1,217,223	1,196,854
3.0000%, 4/1/52	1,069,930	1,051,094
		17,920,758
Total Mortgage-Backed Securities (cost $44,301,700)		43,833,581
United States Treasury Notes/Bonds– 28.9%
1.7500%, 7/15/22	14,654,500	14,699,151
0.1250%, 12/31/22	22,010,000	21,796,778
0.1250%, 1/31/23	8,633,000	8,530,820
0.1250%, 2/28/23	21,798,000	21,505,089
0.1250%, 3/31/23	26,954,000	26,533,897
0.2500%, 4/15/23	8,776,000	8,641,275
0.1250%, 4/30/23	17,062,000	16,760,749
0.1250%, 5/31/23	24,051,000	23,559,646
0.1250%, 6/30/23	60,346,000	58,978,278
0.1250%, 8/31/23	4,619,000	4,493,782
0.3750%, 10/31/23	44,134,000	42,896,179
0.8750%, 1/31/24	30,909,000	30,121,786
0.7500%, 11/15/24	9,849,000	9,413,874
1.1250%, 1/15/25	760,000	731,797
1.5000%, 2/15/25	361,000	350,875
1.7500%, 3/15/25	10,087,000	9,873,439
0.8750%, 9/30/26	2,586,400	2,407,474
1.1250%, 10/31/26	13,138,000	12,357,931
1.5000%, 1/31/27	2,873,000	2,745,511
1.8750%, 2/28/27	2,116,000	2,059,298
1.8750%, 2/28/29	1,546,000	1,492,373
Total United States Treasury Notes/Bonds (cost $326,244,379)		319,950,002
Investment Companies– 5.3%
Money Markets – 5.3%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $58,305,846)	58,300,016	58,305,846
Investments Purchased with Cash Collateral from Securities Lending– 0.3%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº,£	2,716,684	2,716,684

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– (continued)
Time Deposits – 0.1%
Royal Bank of Canada, 0.2900%, 4/1/22	$679,171	$679,171
Total Investments Purchased with Cash Collateral from Securities Lending (cost $3,395,855)		3,395,855
Total Investments (total cost $1,186,631,609) – 104.9%		1,159,160,076
Liabilities, net of Cash, Receivables and Other Assets – (4.9)%		(53,684,398)
Net Assets – 100%		$1,105,475,678

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,061,628,156	91.6%
Ireland	29,979,584	2.6
Canada	12,669,486	1.1
France	11,081,693	1.0
Spain	8,442,604	0.7
Bermuda	7,920,123	0.7
United Kingdom	7,349,386	0.6
South Korea	6,323,235	0.5
Switzerland	5,682,910	0.5
Japan	3,000,172	0.3
Germany	2,937,642	0.3
United Arab Emirates	1,550,876	0.1
Israel	594,209	0.0

Total	$1,159,160,076	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/22
Investment Companies - 5.3%
Money Markets - 5.3%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	$51,132	$-	$-	$58,305,846
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	5,822∆	-	-	2,716,684
Total Affiliated Investments - 5.5%	$56,954	$-	$-	$61,022,530

	Value at 6/30/21	Purchases	Sales Proceeds	Value at 3/31/22
Investment Companies - 5.3%
Money Markets - 5.3%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	74,352,923	528,644,093	(544,691,170)	58,305,846
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	-	124,619,032	(121,902,348)	2,716,684

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	1,920	7/6/22	$406,890,002	$(5,058,100)
5 Year US Treasury Note	446	7/6/22	51,150,625	(1,269,613)
Ultra 10-Year Treasury Note	39	6/30/22	5,283,281	(127,328)
Ultra Long Term US Treasury Bond	3	6/30/22	531,375	3,563
Total - Futures Long				(6,451,478)
Futures Short:
10 Year US Treasury Note	118	6/30/22	(14,499,250)	416,688
US Treasury Long Bond	99	6/30/22	(14,856,188)	450,914
Total - Futures Short				867,602
Total				$(5,583,876)

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2022

Futures contracts:
Average notional value of contracts - long	$455,168,119
Average notional value of contracts - short	39,902,807

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2022 is $508,422,935, which represents 46.0% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2022.

#	Loaned security; a portion of the security is on loan at March 31, 2022.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$370,160,945	$-
Bank Loans and Mezzanine Loans	-	3,242,344	-
Corporate Bonds	-	360,271,503	-
Mortgage-Backed Securities	-	43,833,581	-
United States Treasury Notes/Bonds	-	319,950,002	-
Investment Companies	-	58,305,846	-
Investments Purchased with Cash Collateral from Securities Lending	-	3,395,855	-
Total Investments in Securities	$-	$1,159,160,076	$-
Other Financial Instruments(a):
Futures Contracts	871,165	-	-
Total Assets	$871,165	$1,159,160,076	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$6,455,041	$-	$-

(a)

Other financial instruments include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70291 05-22